Property and Equipment, Net - Summary of Property and Equipment (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 350,375	$ 327,750	$ 223,318
Less: Accumulated depreciation and amortization	(82,747)	(75,057)	(56,037)
Property and equipment, net	267,628	252,693	167,281
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	317,487	294,846	214,442
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,067	2,591	1,674
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	0	137	137
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	617	447	285
Deposits on transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 29,204	$ 29,729	$ 6,780